Supplemental Condensed Consolidating Financial Information - Condensed Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Condensed Income Statements Captions [Line Items]
Total Revenues	$ 5,850	$ 7,739	$ 18,768	$ 24,190
Cost and Expenses:
Cost of goods sold	4,599	5,998	14,771	18,797
Selling, general and administrative expenses	565	736	1,758	2,240
Research and development expenses	207	254	622	809
Restructuring expenses	18	56	52	98
Interest expense	258	327	824	976
Other, net	286	109	498	307
Total Costs and Expenses	5,933	7,480	18,525	23,227
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(83)	259	243	963
Income taxes	56	107	259	408
Equity income of unconsolidated subsidiaries and affiliates	11	10	33	66
Net income (loss)	(128)	162	17	621
Net loss attributable to noncontrolling interests	(4)	(11)	(5)	(6)
Net income (loss) attributable to CNH Industrial N.V.	(124)	173	22	627
CNH Industrial N.V. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	336	462	1,154	1,576
Cost and Expenses:
Cost of goods sold	281	401	972	1,378
Selling, general and administrative expenses	35	39	100	94
Research and development expenses	3	3	8	11
Restructuring expenses	1		1
Interest expense	40	53	121	158
Interest compensation to Financial Services	3	3	9	10
Other, net	20	10	40	42
Total Costs and Expenses	383	509	1,251	1,693
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(47)	(47)	(97)	(117)
Income taxes	(2)	(108)	(5)	(102)
Equity income of unconsolidated subsidiaries and affiliates	(79)	112	114	642
Net income (loss)	(124)	173	22	627
Net income (loss) attributable to CNH Industrial N.V.	(124)	173	22	627
Case New Holland Industrial Inc. [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	2	3	7	8
Cost and Expenses:
Selling, general and administrative expenses		1		1
Interest expense	61	56	185	169
Other, net	(1)	(3)	(3)	(3)
Total Costs and Expenses	60	54	182	167
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(58)	(51)	(175)	(159)
Income taxes	(21)	(21)	(66)	(53)
Equity income of unconsolidated subsidiaries and affiliates	88	284	290	701
Net income (loss)	51	254	181	595
Net income (loss) attributable to CNH Industrial N.V.	51	254	181	595
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	3,023	3,094	7,990	10,007
Cost and Expenses:
Cost of goods sold	2,642	2,445	6,710	7,869
Selling, general and administrative expenses	128	168	377	510
Research and development expenses	68	94	210	296
Restructuring expenses	1		3	20
Interest expense	53	38	124	105
Interest compensation to Financial Services	45	44	135	148
Other, net	34	40	138	92
Total Costs and Expenses	2,971	2,829	7,697	9,040
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	52	265	293	967
Income taxes	15	(1)	68	293
Equity income of unconsolidated subsidiaries and affiliates	40	79	210	276
Net income (loss)	77	345	435	950
Net income (loss) attributable to CNH Industrial N.V.	77	345	435	950
All Other Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	4,502	5,683	14,185	17,805
Cost and Expenses:
Cost of goods sold	3,512	4,468	11,102	14,200
Selling, general and administrative expenses	402	528	1,281	1,635
Research and development expenses	136	157	404	502
Restructuring expenses	16	56	48	78
Interest expense	233	320	805	942
Other, net	233	62	323	176
Total Costs and Expenses	4,532	5,591	13,963	17,533
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	(30)	92	222	272
Income taxes	64	237	262	270
Equity income of unconsolidated subsidiaries and affiliates	(28)	(66)	58	25
Net income (loss)	(122)	(211)	18	27
Net loss attributable to noncontrolling interests	(4)	(11)	(5)	(6)
Net income (loss) attributable to CNH Industrial N.V.	(118)	(200)	23	33
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Total Revenues	(2,013)	(1,503)	(4,568)	(5,206)
Cost and Expenses:
Cost of goods sold	(1,836)	(1,316)	(4,013)	(4,650)
Interest expense	(129)	(140)	(411)	(398)
Interest compensation to Financial Services	(48)	(47)	(144)	(158)
Total Costs and Expenses	(2,013)	(1,503)	(4,568)	(5,206)
Equity income of unconsolidated subsidiaries and affiliates	(10)	(399)	(639)	(1,578)
Net income (loss)	(10)	(399)	(639)	(1,578)
Net income (loss) attributable to CNH Industrial N.V.	$ (10)	$ (399)	$ (639)	$ (1,578)